Risk Management - Netting Arrangements (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current risk management liabilities
Disclosure of financial liabilities [abstract]
Gross amounts of recognized financial liabilities	$ (470)	$ (662)
Amounts set off	334	421
Net amounts included on the statement of financial position	(136)	(241)
Master netting arrangements	5	18
Net amount	(131)	(223)
Long-term risk management liabilities
Disclosure of financial liabilities [abstract]
Gross amounts of recognized financial liabilities	(45)	(128)
Amounts set off	28	59
Net amounts included on the statement of financial position	(17)	(69)
Master netting arrangements	3	1
Net amount	(14)	(68)
Accounts payable, accrued liabilities and other current liabilities(5)
Disclosure of financial liabilities [abstract]
Gross amounts of recognized financial liabilities	(1,451)	(1,470)
Amounts set off	1,338	1,273
Net amounts included on the statement of financial position	(113)	(197)
Master netting arrangements	18	7
Net amount	(95)	(190)
Current risk management assets
Disclosure of financial assets [abstract]
Gross amounts of recognized financial assets	487	686
Amounts set off	(334)	(421)
Net amounts included on the statement of financial position	153	265
Master netting arrangements	(5)	(18)
Net amount	148	247
Long-term risk management assets
Disclosure of financial assets [abstract]
Gross amounts of recognized financial assets	59	153
Amounts set off	(28)	(59)
Net amounts included on the statement of financial position	31	94
Master netting arrangements	(3)	(1)
Net amount	28	93
Trade and other receivables(2)
Disclosure of financial assets [abstract]
Gross amounts of recognized financial assets	1,474	1,519
Amounts set off	(1,338)	(1,273)
Net amounts included on the statement of financial position	136	246
Master netting arrangements	(18)	(7)
Net amount	$ 118	$ 239